Other investments - Narrative (Details) R in Millions	12 Months Ended
Dec. 31, 2025 ZAR (R)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Impact on OCI of change in stock exchange prices	R 22
Currency risk
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Percentage point change in stock exchange prices	1.00%